Income Taxes - Disclosure of Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Income (loss) before income taxes	$ (21,462)	$ 1,958
Statutory tax rate	26.50%	26.60%
Income tax expense (recovery) at statutory rates	$ (5,687)	$ 521
Not deductible listing expenses	5,346	0
Not deductible expenses	898	0
Differences in foreign statutory tax rates	0	(521)
Impact of change of tax status	(35,111)	0
Foreign withholding tax	239	0
Temporary differences subject to initial recognition exemption	23	0
Foreign exchange	(7,206)	0
Other	(75)	0
Income tax recovery	$ (41,573)	$ 0